Commitments and Contingencies - Schedule of Future Rental Commitments Under Operating Leases (Details) - Feb. 28, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Abstract]
2020	¥ 59,272	$ 8,858
2021	53,810	8,042
2022	48,471	7,244
2023	42,259	6,316
2024	25,570	3,821
Thereafter	35,690	5,334
Total	¥ 265,072	$ 39,615